STOCK-BASED COMPENSATION - Stock option activity (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Share-based payment arrangements [Abstract]
Stock options outstanding, beginning of year (in shares) | shares	823,527	785,429
Granted (in shares) | shares	241,327	176,112
Exercised (in shares) | shares	(19,261)	(105,398)
Forfeited (in shares) | shares	(50,994)	(32,616)
Stock options outstanding, beginning of year (in shares) | shares	994,599	823,527
Stock options exercisable, end of year, time-vested options | shares	531,910	369,483
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	$ 33.56	$ 26.69
Granted (in dollars per share) | $ / shares	45.37	57.71
Exercised (in dollars per share) | $ / shares	25.70	20.45
Forfeited (in dollars per share) | $ / shares	47.39	40.86
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	35.87	33.56
Stock options exercisable, end of year, time-vested options (in dollars per share) | $ / shares	$ 28.06	$ 24.54